Related party transactions- Disclosure of information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related party transactions [abstract]
Salaries and benefits	$ 3,251	$ 2,373
Share-based payments	466	312
Total compensation	$ 3,717	$ 2,685